Liability Reated To Sale of Future Receivable (Details)	1 Months Ended				12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Aug. 31, 2025 USD ($)	Aug. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Aug. 31, 2025 MYR (RM)
Liability Reated to Sale of Future Receivable [Line Items]
Interest expense					$ 117,732
Future receivables Sale Agreements [Member]
Liability Reated to Sale of Future Receivable [Line Items]
Investment received	$ 1,109,467		$ 817,585		1,109,467	RM 4,500,000	RM 3,500,000
Total repayment	1,269,231	RM 5,148,000	$ 935,317	RM 4,004,000
Unamortized debt discount	159,764				159,764	RM 648,000
Future receivables Sale Agreements [Member] | United States [Member]
Liability Reated to Sale of Future Receivable [Line Items]
Investment received	1,051,181				$ 1,051,181
Total repayment	$ 1,202,551